Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2018	[1]	$ 55,102	$ (6,561)	$ 132,591	$ 16,760	$ (127,429)	$ 70,463	$ 8,345	$ 78,808
Statement Line Items [Line Items]
Profit for the year*									15,641
Balance at Mar. 31, 2019									92,351
Balance at Dec. 31, 2018	[1]	55,102	(6,561)	132,591	16,760	(127,429)	70,463	8,345	78,808
Statement Line Items [Line Items]
Dividends declared		0	0	0	0	(2,969)	(2,969)	(426)	(3,395)
- Equity-settled share-based payment		963	0	0	0	0	963	0	963
Profit for the year*	[1]	0	0	0	0	21,305	21,305	4,378	25,683	[2]
Other comprehensive income for the year		0	(2,060)	0	0	0	(2,060)	0	(2,060)
Balance at Dec. 31, 2019	[1]	56,065	(8,621)	132,591	16,760	(109,093)	87,702	12,297	99,999	[2]
Balance at Mar. 31, 2019									92,351
Statement Line Items [Line Items]
Profit for the year*									143
Balance at Jun. 30, 2019									91,826
Statement Line Items [Line Items]
Profit for the year*									4,800
Balance at Sep. 30, 2019									95,390
Statement Line Items [Line Items]
Profit for the year*									5,099
Balance at Dec. 31, 2019	[1]	56,065	(8,621)	132,591	16,760	(109,093)	87,702	12,297	99,999	[2]
Statement Line Items [Line Items]
Profit for the year*									9,234
Balance at Mar. 31, 2020									107,129
Balance at Dec. 31, 2019	[1]	56,065	(8,621)	132,591	16,760	(109,093)	87,702	12,297	99,999	[2]
Statement Line Items [Line Items]
Dividends declared		0	0	0	0	(3,887)	(3,887)	(655)	(4,542)
- Equity-settled share-based payment		216	0	0	0	0	216	0	216
Profit for the year*	[1]	0	0	0	0	18,859	18,859	4,185	23,044	[2]
Other comprehensive income for the year		0	(173)	0	0	0	(173)	0	(173)
Shares issued - options exercised		30	0	0	0	0	30	0	30
Shares issued - Equity raise (net of transaction cost)		12,538	0	0	0	0	12,538	0	12,538
- Blanket shares purchased from Fremiro		5,847	0	0	(2,247)	0	3,600	(3,600)	0
Balance at Dec. 31, 2020	[1],[3],[4]	74,696	(8,794)	132,591	14,513	(94,121)	118,885	12,227	131,112	[2]
Balance at Mar. 31, 2020									107,129
Statement Line Items [Line Items]
Profit for the year*									4,635
Balance at Jun. 30, 2020									111,075
Statement Line Items [Line Items]
Profit for the year*									4,695
Balance at Sep. 30, 2020									127,091
Statement Line Items [Line Items]
Profit for the year*									4,480
Balance at Dec. 31, 2020	[1],[3],[4]	74,696	(8,794)	132,591	14,513	(94,121)	118,885	12,227	131,112	[2]
Statement Line Items [Line Items]
Profit for the year*									5,905
Balance at Mar. 31, 2021									135,123
Balance at Dec. 31, 2020	[1],[3],[4]	74,696	(8,794)	132,591	14,513	(94,121)	118,885	12,227	131,112	[2]
Statement Line Items [Line Items]
Dividends declared		0	0	0	0	(6,068)	(6,068)	(2,001)	(8,069)
Profit for the year*	[3],[4]	0	0	0	0	17,396	17,396	4,584	21,980	[1],[2]
Other comprehensive income for the year		0	(531)	0	0	0	(531)	0	(531)
Shares issued - options exercised		165	0	0	0	0	165	0	165
Shares issued - Equity raise (net of transaction cost)		7,806	0	0	0	0	7,806	0	7,806
Balance at Dec. 31, 2021	[3],[4]	82,667	(9,325)	132,591	14,513	(82,793)	137,653	14,810	152,463	[2]
Balance at Mar. 31, 2021									135,123
Statement Line Items [Line Items]
Profit for the year*									4,107
Balance at Jun. 30, 2021									137,799
Statement Line Items [Line Items]
Profit for the year*									8,316
Balance at Sep. 30, 2021									143,677
Statement Line Items [Line Items]
Profit for the year*									3,652
Balance at Dec. 31, 2021	[3],[4]	82,667	(9,325)	132,591	14,513	(82,793)	137,653	14,810	152,463	[2]
Statement Line Items [Line Items]
Profit for the year*									5,411
Balance at Mar. 31, 2022									157,665
Balance at Dec. 31, 2021	[3],[4]	82,667	(9,325)	132,591	14,513	(82,793)	137,653	14,810	152,463	[2]
Statement Line Items [Line Items]
Dividends declared		0	0	0	0	(8,975)	(8,975)	(1,814)	(10,789)
- Equity-settled share-based payment		0	0	0	484	0	484	0	484
Profit for the year*	[3],[4]	0	0	0	0	11,239	11,239	3,950	15,189	[1],[2]
Other comprehensive income for the year		0	(462)	0	0	0	(462)	0	(462)
Shares issued - Equity raise (net of transaction cost)		804	0	0	0	0	804	0	804
Equity raise (net of transaction cost)									0
Balance at Dec. 31, 2022	[3],[4],[5]	83,471	(9,787)	132,591	14,997	(80,529)	140,743	16,946	157,689	[2]
Balance at Mar. 31, 2022									157,665
Statement Line Items [Line Items]
Profit for the year*									8,254
Balance at Jun. 30, 2022									162,367
Statement Line Items [Line Items]
Profit for the year*									7,926
Balance at Sep. 30, 2022									166,979
Statement Line Items [Line Items]
Profit for the year*									(6,402)
Balance at Dec. 31, 2022	[3],[4],[5]	83,471	(9,787)	132,591	14,997	(80,529)	140,743	16,946	157,689	[2]
Statement Line Items [Line Items]
Profit for the year*									(4,645)
Balance at Mar. 31, 2023									223,405
Balance at Dec. 31, 2022	[3],[4],[5]	83,471	(9,787)	132,591	14,997	(80,529)	140,743	16,946	157,689	[2]
Statement Line Items [Line Items]
Dividends declared		0	0	0	0	(8,752)	(8,752)	(1,512)	(10,264)
- Equity-settled share-based payment		0	0	0	640	0	640	0	640
Profit for the year*	[5]	0	0	0	0	(7,862)	(7,862)	3,022	(4,840)	[1],[2]
Other comprehensive income for the year		0	(622)	0	0	0	(622)	0	(622)
Shares issued - Equity raise (net of transaction cost)		351	0	0	0	0	351	0	351
Equity raise (net of transaction cost)		15,569	0	0	0	0	15,569	0	15,569
Bilboes acquisition		65,677	0	0	0	0	65,677	0	65,677
Balance at Dec. 31, 2023	[5]	165,068	(10,409)	132,591	15,637	(97,143)	205,744	18,456	224,200	[1],[2]
Balance at Mar. 31, 2023									223,405
Statement Line Items [Line Items]
Profit for the year*									(2,531)
Balance at Jun. 30, 2023									224,254
Statement Line Items [Line Items]
Profit for the year*									4,924
Balance at Sep. 30, 2023									226,646
Statement Line Items [Line Items]
Profit for the year*									(2,588)
Balance at Dec. 31, 2023	[5]	165,068	(10,409)	132,591	15,637	(97,143)	205,744	18,456	224,200	[1],[2]
Statement Line Items [Line Items]
Profit for the year*									2,074
Balance at Mar. 31, 2024									220,281
Balance at Dec. 31, 2023	[5]	165,068	(10,409)	132,591	15,637	(97,143)	205,744	18,456	224,200	[1],[2]
Statement Line Items [Line Items]
Dividends declared		0	0	0	0	(10,752)	(10,752)	(3,024)	(13,776)
- Equity-settled share-based payment		0	0	0	762	0	762	0	762
Profit for the year*		0	0	0	0	17,899	17,899	5,155	23,054
Other comprehensive income for the year		0	(116)	0	0	0	(116)	0	(116)
Shares issued - options exercised		37	0	0	0	0	37	0	37
Shares issued - Equity raise (net of transaction cost)		303	0	0	0	0	303	0	303
Equity raise (net of transaction cost)									0
Balance at Dec. 31, 2024		$ 165,408	$ (10,525)	$ 132,591	$ 16,399	$ (89,996)	$ 213,877	$ 20,587	234,464
Balance at Mar. 31, 2024									220,281
Statement Line Items [Line Items]
Profit for the year*									10,180
Balance at Jun. 30, 2024									231,071
Statement Line Items [Line Items]
Profit for the year*									3,284
Balance at Sep. 30, 2024									$ 230,958

[1]	Unaudited and restated. Refer to note 2.2 and note 41.
[2]	Refer to note 41.
[3]	Restated. Refer to note 41.
[4]	Unaudited. Refer to note 2.2.
[5]	Restated, refer to note 41.